Supplement (Vanguard Short-Term Inflation-Protected Securities)	0 Months Ended
Oct. 10, 2012
Institutional
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Short-Term Inflation-Protected Securities Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares Dated October 10, 2012

Effective immediately, Vanguard Short-Term Inflation-Protected Securities Index Fund's 0.25% purchase fee is eliminated.

Prospectus and Summary Prospectus Text Changes

The 'Fees and Expenses' section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.04%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses 0.07%

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$7 $23 $40 $90

All other references to the Fund's 0.25% purchase fee are removed.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 1867 052013

Participant
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Short-Term Inflation-Protected Securities Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares for Participants Dated October 10, 2012

Effective immediately, Vanguard Short-Term Inflation-Protected Securities Index Fund's 0.25% purchase fee is eliminated.

Prospectus and Summary Prospectus Text Changes

The 'Fees and Expenses' section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.17%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses 0.20%

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$20 $64 $113 $255

All other references to the Fund's 0.25% purchase fee are removed.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 1967 052013

Participant:
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Short-Term Inflation-Protected Securities Index Fund

Supplement to the Prospectus and Summary Prospectus for Admiral(tm) Shares for Participants Dated October 10, 2012

Effective immediately, Vanguard Short-Term Inflation-Protected Securities Index Fund's 0.25% purchase fee is eliminated.

Prospectus and Summary Prospectus Text Changes

The 'Fees and Expenses' section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.08%

12b-1 Distribution Fee None

Other Expenses 0.02%

Total Annual Fund Operating Expenses 0.10%

In the same section, under 'Example,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

$10 $32 $56 $128

All other references to the Fund's 0.25% purchase fee are removed.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 567 052013

Retail
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD(R)]

Vanguard Short-Term Inflation-Protected Securities Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares & Admiral(tm) Shares Dated October 10, 2012

Effective immediately, Vanguard Short-Term Inflation-Protected Securities Index Fund's 0.25% purchase fee is eliminated.

Prospectus and Summary Prospectus Text Changes

The 'Fees and Expenses' section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares Admiral Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Account Service Fee (for fund account balances below $10,000) $20/year $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares Admiral Shares

Management Expenses 0.17% 0.08%

12b-1 Distribution Fee None None

Other Expenses 0.03% 0.02%

Total Annual Fund Operating Expenses 0.20% 0.10%

In the same section, under 'Examples,' the table illustrating hypothetical expenses is restated as follows:

1 Year 3 Years 5 Years 10 Years

Investor Shares

$20 $64 $113 $255

Admiral Shares

$10 $32 $56 $128

All other references to the Fund's 0.25% purchase fee are removed.

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1967 052013